United
                    Municipal
                    Bond Fund,
                    Inc.

                    ANNUAL
                    REPORT
                    --------------------------------------------
                    For the fiscal year ended September 30, 1996

FUND MANAGER'S LETTER
-----------------------------------------------------------------
SEPTEMBER 30, 1996


Dear Shareholder:

     This report relates to the operation of United Municipal Bond Fund, Inc. for the fiscal year ended September 30, 1996. The discussion, graphs and tables contained in this report will provide you with information regarding the Fund's performance during that period.

     During the first part of the fiscal year, the Federal Reserve lowered short-term interest rates in an attempt to stimulate a sluggish economy. As interest rates declined, the prices of long-term bonds rose, peaking during the beginning of the second fiscal quarter. An apparently strengthening economy during the first half of 1996 caused interest rates to rise and bond prices to decline. However, economic growth in fact had been moderate and recent recognition of this resulted in interest rates returning close to where they began the year. Election-year proposals to balance the federal budget, reduce the size of government and cut taxes also contributed to market volatility.

     As interest rates and yields dropped during the beginning of the fiscal year, we attempted to shorten the average maturity of the Fund's holdings while endeavoring to maintain yields. During the latter stages of the fiscal year, we attempted to maintain the average maturity of the Fund's portfolio while purchasing bonds that tend to perform well in periods of declining yields. However, we attempted to avoid investments that presented excessive risks if interest rates rise.

     The strategies and techniques we applied resulted in the Fund's performance exceeding that of the indexes charted on the following page. Those indexes reflect the performance of securities that generally represent the municipal bond market (the Lehman Brothers Municipal Bond Index) and the universe of funds with similar investment objectives (the Lipper General Municipal Bond Fund Universe Average).

     We expect moderate economic growth as the next fiscal year begins. We intend to maintain a neutral posture as we expect the municipal bond market to trade in a rather narrow range. We will continue to monitor data for signs of economic activity and respond accordingly with investments consistent with the Fund's objectives.

     Thank you for your continued confidence.


Respectfully,
John M. Holliday
Manager, United Municipal Bond Fund

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                       UNITED MUNICIPAL BOND FUND, INC.,
                   THE LEHMAN BROTHERS MUNICIPAL BOND INDEX,
          AND THE LIPPER GENERAL MUNICIPAL BOND FUND UNIVERSE AVERAGE


                                              Lipper
                                             General
                      United   Lehman      Municipal
                      MunicipalBrothers         Bond
                      Bond  Municipal           Fund
                      Fund,      Bond       Universe
                      Inc.      Index        Average
                      ------------------  ----------
     09/30/86  Purchase 9,575  10,000         10,000
     09/30/87           9,240  10,050          9,783
     09/30/88          10,909  11,375         11,143
     09/30/89          12,081  12,363         12,100
     09/30/90          12,620  13,203         12,730
     09/30/91          14,509  14,944         14,365
     09/30/92          16,164  16,507         15,837
     09/30/93          18,613  18,609         17,901
     09/30/94          17,885  18,156         17,208
     09/30/95          19,945  20,187         18,883
     09/30/96          21,375  21,407         19,931

     ====      United Municipal Bond Fund, Inc.* -- $21,375
     ++++      Lehman Brothers Municipal Bond Index  -- $21,407
     ----      Lipper General Municipal Bond Fund Universe Average - $19,931

*The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund.


         Annual Average Total Return
                    Class A+
         ---------------------

Year Ended
   9/30/96          2.61%
5 Years Ended
   9/30/96          7.12%
10 Years Ended
   9/30/96          7.89%

 + Performance data quoted represents past performance and is based on deduction of a 4.25% sales load on the initial purchase in each of the three periods. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

Past performance is not predictive of future performance. Indexes are unmanaged.

SHAREHOLDER SUMMARY
--------------------------------------------------------------
United Municipal Bond Fund, Inc.

PORTFOLIO STRATEGY:
Minimum 80% investment     OBJECTIVE:   Income not subject to Federal
quality Municipal Bonds                 income taxation. (Income may be
                                        subject to state and local taxes
Maximum 10% Non-Municipal               and a portion may be subject to
Bond Debt Securities                    Federal taxes, including
                                        alternative minimum tax.)
May own 25% or more
Industrial Revenue Bonds    STRATEGY:   Invests in municipal bonds
                                        (debt securities the interest on which
                                        is generally exempt from Federal income
                                        tax.)  (May invest in certain futures.)

                             FOUNDED:   1976

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY -- Class A Shares

             PER SHARE DATA
For the Fiscal Year Ended September 30, 1996
--------------------------------------------
DIVIDENDS PAID                   $0.39
                                 =====

CAPITAL GAINS DISTRIBUTION       $0.05
                                 =====

NET ASSET VALUE ON
   9/30/96  $7.32 adjusted to:   $7.37  (A)
   9/30/95                        7.25
                                 -----
CHANGE PER SHARE                 $0.12
                                 =====

 (A) This number includes the capital gains distribution of $0.05 paid in December 1995 added to the actual net asset value on September 30, 1996.

Past performance is not necessarily indicative of future results.



                              TOTAL RETURN HISTORY

                                            Average Annual Total Return
                                            ---------------------------
                                                With         Without
Period                                      Sales Load*    Sales Load**
------                                      -----------    -----------
1-year period ended 9-30-96                      2.61%          7.16%
5-year period ended 9-30-96                      7.12%          8.05%
10-year period ended 9-30-96                     7.89%          8.36%

Performance data quoted represents past performance and is based on deduction of 4.25% sales load on the initial purchase in each of the three periods.

Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1996, United Municipal Bond Fund, Inc. had net assets totaling $996,938,662 invested in a diversified portfolio.

As a shareholder of United Municipal Bond Fund, Inc., for every $100 you had invested on September 30, 1996, your Fund owned:

 $17.44  Public Power Revenue Bonds
  14.48  Airport Revenue Bonds
   8.53  Student Loan Bonds
   7.89  Other Municipal Bonds
   7.84  Housing Revenue Bonds
   7.34  Hospital Revenue Bonds
   7.25  Resource Recovery Bonds
   4.92  Water and Sewer Revenue Bonds
   4.83  Cash and Cash Equivalents
   4.57  Electric Utility Revenue Bonds
   4.11  Derivative Bonds
   3.95  Industrial Revenue/Pollution Control Revenue Bonds
   3.53  Lease/Certificates of Participation Bonds
   3.32  Adjustable Rate Bonds


                    1996 TAX YEAR TAXABLE EQUIVALENT YIELDS*
--------------------------------------------------------------------------------
If your Taxable Income is:
                            Your
                          Marginal    Equivalent Tax Free Yields
   Joint           Single   Tax         -----------------------------------
   Return          ReturnBracket Is    5%     6%      7%     8%
-----------------------------------------------------------------
$      0- 40,100$      0- 24,000      15%     5.88    7.06   8.24     9.41

$ 40,101- 96,900$ 24,001- 58,150      28%     6.94    8.33   9.72     11.11

$ 96,901-147,700$ 58,151-121,300      31%     7.25    8.70  10.14     11.59

$147,701-263,750$121,301-263,750      36%     7.81    9.38  10.94     12.50

$263,751 and above$263,751 and above  39.6%   8.28    9.93  11.59     13.25

Above table is for illustration only and does not represent the actual performance of
United Municipal Bond Fund, Inc.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS
ALABAMA - 1.45%
 Alabama Higher Education Loan Corporation,
   Student Loan Revenue Refunding Bonds,
   Series 1994-D,
   6.0%, 9-1-2007 ........................   $ 8,155   $  8,379,262
 The Industrial Development Board of the
   Town of Camden (Alabama), Pollution
   Control Facilities Revenue Refunding
   Bonds, Series 1990-A (MacMillan
   Bloedel Project),
   7.75%, 5-1-2009 .......................     5,655      6,093,263
   Total .................................               14,472,525

ALASKA - 0.43%
 City of Valdez, Alaska, Marine Terminal
   Revenue Refunding Bonds (Sohio Pipe Line
   Company Project), Series 1985,
   7.125%, 12-1-2025 .....................     2,500      2,703,125
 Alaska Housing Finance Corporation,
   General Housing Purpose Bonds, 1994
   Series A (Refunding/Non-AMT),
   5.0%, 12-1-2008 .......................     1,640      1,562,100
   Total .................................                4,265,225

ARIZONA - 0.63%
 Arizona Educational Loan Marketing
   Corporation, Educational Loan Revenue
   Bonds, Junior Subordinate Series 1993,
   6.3%, 12-1-2008 .......................     3,155      3,241,762
 The Industrial Development Authority
   of the City of Tucson, Arizona,
   Multifamily Housing Revenue Bonds,
   Series 1985 (HSL La Cholla Project),
   Adjustable Rate Bond,
   3.7499%, 12-1-2014.....................     3,030      3,030,000
   Total .................................                6,271,762

ARKANSAS - 0.18%
 Arkansas Development Finance Authority,
   Single Family Mortgage Revenue Bonds
   (Access Program), 1995 Series F,
   7.45%, 1-1-2027 .......................     1,710      1,846,800


                See Notes to Schedule of Investments on page 25.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
CALIFORNIA - 8.18%
 Southern California Public Power Authority:
   Palo Verde Project, Power Project
   Revenue Bonds, 1993 Subordinate Refunding
   Series, Auction-Based/Inverse Floater,
   5.35%, 7-1-2012 .......................   $10,000   $  9,500,000
   Transmission Project Revenue Bonds, 1992
   Subordinate Refunding Series (Southern
   Transmission Project), Auction-Based/
   Inverse Floater (RIBS),
   7.57%, 7-1-2012 (A)....................     5,000      5,175,000
   Multiple Project Revenue Bonds, 1989 Series,
   6.75%, 7-1-2012 .......................     3,455      3,856,644
   Mead-Adelanto Project Revenue Bonds,
   1994 Series A, Linked Inverse Floating
   Rate Security,
   5.15%, 7-1-2015 .......................     2,800      2,576,000
   Mead-Phoenix Project Revenue Bonds,
   1994 Series A, Linked Inverse Floating
   Rate Security,
   5.15%, 7-1-2015 .......................     1,600      1,464,000
 Transmission Agency of Northern California,
   California-Oregon Transmission Project
   Revenue Bonds, 1990 Series A,
   7.0%, 5-1-2013 ........................    12,000     13,995,000
 Imperial Irrigation District,
   1993 Refunding Certificates of
   Participation (1990 Electric
   System Project),
   5.2%, 11-1-2009 .......................    10,000      9,812,500
 Alhambra Redevelopment Agency, Industrial
   Redevelopment Project, As Amended, Tax
   Allocation Refunding Bonds, Series 1996,
   5.35%, 5-1-2014 .......................     7,250      7,041,562
 Stanislaus Waste-To-Energy Financing
   Agency, Solid Waste Facility Refunding
   Revenue Certificates (Ogden Martin Systems
   of Stanislaus, Inc. Project), Series 1990,
   7.625%, 1-1-2010 ......................     5,775      6,157,594
 California Statewide Communities Development
   Authority, Hospital Revenue Certificates
   of Participation, Cedars-Sinai Medical Center,
   Series 1992,
   6.5%, 8-1-2012 ........................     5,200      5,525,000


                See Notes to Schedule of Investments on page 25.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
CALIFORNIA (Continued)
 California Health Facilities Financing
   Authority, Hospital Revenue Bonds (Downey
   Community Hospital), Series 1993,
   5.75%, 5-15-2015 ......................   $ 4,250   $  3,984,375
 Student Education Loan Marketing Corporation,
   Student Loan Program Revenue Bonds, Junior
   Subordinate Series 111-D-1 Bonds,
   6.7%, 7-1-2008 ........................     3,500      3,465,000
 Sacramento Municipal Utility District,
   Electric Revenue Refunding Bonds,
   1993 Series G,
   6.5%, 9-1-2013 ........................     2,500      2,768,750
 Intermodal Container Transfer Facility,
   Joint Powers Authority, Intermodal
   Container Transfer Facility Refunding
   Revenue Bonds, 1989 Series A,
   7.7%, 11-1-2014 .......................     2,000      2,090,000
 California Rural Home Mortgage Finance
   Authority, Single Family Mortgage
   Revenue Bonds (Mortgage-Backed Securities
   Program), 1995 Series B,
   7.75%, 9-1-2026 .......................     1,755      1,996,313
 Los Angeles County Public Works Financing
   Authority, Lease Revenue Refunding Bonds
   (County of Los Angeles 1996 Master
   Refunding Project),
   5.25%, 9-1-2013 .......................     1,230      1,168,500
 Sacramento County Sanitation Districts
   Financing Authority, 1993 Revenue Bonds,
   5.125%, 12-1-2013 .....................     1,000        932,500
   Total .................................               81,508,738


                See Notes to Schedule of Investments on page 25.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
COLORADO - 7.84%
 City and County of Denver, Colorado,
   Airport System Revenue Bonds:
   Series 1991D:
   7.75%, 11-15-2013 .....................   $11,905   $ 14,181,831
   7.0%, 11-15-2025 ......................     6,000      6,217,500
   Series 1992C,
   6.75%, 11-15-2013 .....................    11,410     11,880,662
   Series 1990A,
   0.0%, 11-15-2003 ......................     7,955      5,300,019
   Series 1992B,
   7.25%, 11-15-2023 .....................     2,500      2,693,750
   Series 1991A,
   0.0%, 11-15-2003 ......................     3,370      2,245,263
   Series 1994A,
   7.5%, 11-15-2003 ......................     2,000      2,187,500
 Colorado Housing and Finance Authority:
   Single Family Program Senior Bonds:
   1995 Series A,
   8.0%, 6-1-2025 ........................     4,400      4,999,500
   1995 Series D-1,
   7.375%, 6-1-2026 ......................     4,045      4,459,613
   1996 Series A-1,
   7.4%, 11-1-2027 .......................     3,765      4,165,031
   1995 Series C-1,
   7.65%, 12-1-2025 ......................     2,610      2,923,200
   1995 Series B-1,
   7.9%, 12-1-2025 .......................     1,225      1,391,906
   Single Family Program Senior and Subordinate
   Bonds:
   1996 Series B-1,
   7.65%, 11-1-2026 ......................     2,750      3,073,125
   1996 Series C-1,
   7.55%, 11-1-2027 ......................     1,580      1,726,150
 Colorado Student Obligation Bond Authority,
   Student Loan Asset-Backed Obligations,
   Senior Subordinate, 1995 Series II-B,
   6.2%, 12-1-2008 .......................     8,000      8,020,000
 City of Colorado Springs, Colorado,
   Utilities System Refunding Revenue Bonds,
   Series 1991A,
   6.5%, 11-15-2015 ......................     1,500      1,625,625
 Douglas County, Colorado, Certificates of
   Participation, Series 1996,
   5.6%, 11-1-2011 .......................     1,105      1,110,525
   Total .................................               78,201,200


                See Notes to Schedule of Investments on page 25.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
CONNECTICUT - 2.57%
 Bristol Resources Recovery Facility,
   Operating Committee, Solid Waste Revenue
   Refunding Bonds (Ogden Martin Systems of
   Bristol, Inc. Project--1995 Series),
   6.5%, 7-1-2014 ........................   $ 7,000   $  7,297,500
 Connecticut Development Authority,
   Adjustable Rate Pollution Control Revenue
   Bonds (New England Power Company Project--
   1985 Series),
   7.25%, 10-15-2015 .....................     6,700      7,185,750
 Eastern Connecticut Resource Recovery
   Authority, Solid Waste Revenue Bonds
   (Wheelabrator Lisbon Project),
   Series 1993A,
   5.5%, 1-1-2014 ........................     6,750      6,277,500
 Connecticut Resources Recovery Authority,
   Mid-Connecticut System Bonds,
   1996 Series A,
   5.25%, 11-15-2008 .....................     5,000      4,900,000
   Total .................................               25,660,750

FLORIDA - 2.30%
 Escambia County, Florida, Pollution Control
   Revenue Bonds (Champion International
   Corporation Project), Series 1994,
   6.9%, 8-1-2022 ........................     9,000      9,450,000
 Lake County, Florida, Resource Recovery
   Industrial Development Refunding Revenue
   Bonds (NRG/Recovery Group Project),
   Series 1993A:
   5.85%, 10-1-2009 ......................     5,825      5,686,656
   5.95%, 10-1-2013 ......................     2,690      2,616,025
 Manatee County, Florida, Public Utilities
   Revenue Refunding Bonds, Series 1993 A,
   5.0%, 10-1-2013 .......................     5,000      4,650,000
 City of Atlantic Beach, Florida, Variable
   Rate Demand, Improvement and Refunding
   Revenue Bonds, Series 1994B (Fleet
   Landing Project),
   4.089%, 10-1-2024 .....................       500        500,000
   Total .................................               22,902,681


                See Notes to Schedule of Investments on page 25.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
GEORGIA - 3.24%
 Municipal Electric Authority of Georgia:
   Project One Special Obligation Bonds,
   Fifth Crossover Series,
   6.4%, 1-1-2013 ........................   $15,500   $ 16,836,875
   General Power Revenue Bonds,
   1992B Series,
   8.25%, 1-1-2011 .......................     8,700     10,972,875
 Development Authority of Burke County
   (Georgia), Pollution Control Revenue Bonds
   (Georgia Power Company Plant Vogtle
   Project), Sixth Series 1994,
   6.375%, 8-1-2024 ......................     4,300      4,488,125
   Total .................................               32,297,875

HAWAII - 2.26%
 State of Hawaii, Airports System Revenue
   Bonds, Second Series of 1991,
   6.9%, 7-1-2012 ........................    20,195     22,517,425

IDAHO - 0.65%
 Idaho Health Facilities Authority, Hospital
   Revenue Refunding Bonds, Series 1992
   (IHC Hospitals, Inc.), Indexed Inverse
   Floating/Fixed Term Bonds,
   8.57%, 2-15-2021 (B) ..................     6,000      6,502,500

ILLINOIS - 4.42%
 City of Chicago, Chicago-O'Hare
   International Airport:
   General Airport Second Lien Revenue
   Refunding Bonds, 1993 Series C:
   5.0%, 1-1-2011 ........................    10,590      9,835,462
   5.0%, 1-1-2010 ........................     3,000      2,808,750
   Special Facility Revenue
   Bonds, American Airlines,
   Inc. Project:
   7.875%, 11-1-2025 .....................     7,250      7,793,750
   Series 1994,
   8.2%, 12-1-2024 .......................     3,000      3,468,750
   Special Facility Revenue Bonds (United
   Air Lines, Inc. Project):
   Series 1984C,
   8.2%, 5-1-2018 ........................     5,115      5,549,775
   Series 1988A,
   8.4%, 5-1-2018 ........................     5,000      5,443,750
   General Airport Revenue Refunding
   Bonds, 1993 Series A,
   5.0%, 1-1-2012 ........................     3,000      2,808,750


                See Notes to Schedule of Investments on page 25.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
ILLINOIS (Continued)
 Illinois Health Facilities Authority
   (Lutheran General HealthSystem),
   Indexed Inverse Floating Rate
   Revenue Bonds, Series 1993B,
   7.24%, 4-1-2014 (C) ...................   $ 4,100   $  4,187,125
 City of Peoria, City of Moline and City
   of Freeport, Illinois, Collateralized
   Single Family Mortgage Revenue Bonds,
   Series 1995-A,
   7.6%, 4-1-2027 ........................     2,000      2,167,500
   Total .................................               44,063,612

INDIANA - 2.60%
 Indiana State Office Building Commission,
   Capitol Complex Revenue Bonds:
   Series 1990B (State Office Building
   I Facility),
   7.4%, 7-1-2015 ........................     8,000      9,590,000
   Series 1990A (Senate Avenue Parking Facility),
   7.4%, 7-1-2015 ........................     4,775      5,724,031
 Indiana Transportation Finance Authority,
   Highway Revenue Bonds, Series 1990A,
   7.25%, 6-1-2015 .......................     9,000     10,620,000
   Total .................................               25,934,031

KENTUCKY - 0.64%
 Kentucky Economic Development Finance
   Authority, Hospital Revenue Bonds,
   Baptist Healthcare System Issue,
   Series 1994,
   5.0%, 8-15-2015 .......................     4,650      4,248,937
 Kenton County Airport Board (Commonwealth
   of Kentucky), Special Facilities Revenue
   Bonds, 1992 Series A (Delta Air Lines,
   Inc. Project),
   7.5%, 2-1-2012 ........................     2,000      2,140,000
   Total .................................                6,388,937

LOUISIANA - 3.16%
 Memorial Hospital Service District of the
   Parish of Calcasieu, State of Louisiana,
   Hospital Revenue Bonds (Lake Charles
   Memorial Hospital Project), Series 1993,
   Adjustable Rate Bond,
   4.875%, 12-1-2018 .....................    12,500     12,500,000


                See Notes to Schedule of Investments on page 25.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
LOUISIANA (Continued)
 Parish of Jefferson Home Mortgage Authority,
   Tax-Exempt Agency Mortgage-Backed
   Securities:
   Series 1994A,
   7.55%, 12-1-2026 ......................   $ 5,495   $  6,312,381
   Series 1995A,
   6.65%, 12-1-2026 ......................     4,300      4,536,500
 Louisiana Public Facilities Authority,
   Hospital Revenue and Refunding Bonds
   (St. Francis Medical Center Project),
   Series 1994B,
   5.375%, 7-1-2014 ......................     8,600      8,127,000
   Total .................................               31,475,881

MAINE - 0.31%
 Maine Educational Loan Marketing Corporation,
   Student Loan Revenue Refunding Bonds,
   Series 1991A,
   6.9%, 11-1-2003 .......................     2,970      3,137,062

MARYLAND - 0.39%
 Northeast Maryland Waste Disposal Authority,
   Solid Waste Revenue Bonds (Montgomery
   County Resource Recovery Project),
   Series 1993A,
   6.3%, 7-1-2016 ........................     3,700      3,852,625

MASSACHUSETTS - 4.21%
 Massachusetts Municipal Wholesale Electric
   Company, A Public Corporation of the
   Commonwealth of Massachusetts, Power
   Supply System Revenue Bonds, Linked
   PARS and INFLOS,
   5.45%, 7-1-2018 .......................    30,000     28,275,000
 The New England Education Loan Marketing
   Corporation, Student Loan Refunding Bonds,
   1993 Series A (Nellie Mae),
   5.7%, 7-1-2005 ........................     7,550      7,625,500
 Massachusetts Bay Transportation Authority,
   General Transportation System Bonds,
   1995 Series B,
   5.25%, 3-1-2012 .......................     2,430      2,341,912
 Massachusetts State College Building
   Authority, Project and Refunding
   Revenue Bonds, Senior Series 1994-A,
   7.5%, 5-1-2014 ........................     1,750      2,119,688


                See Notes to Schedule of Investments on page 25.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MASSACHUSETTS (Continued)
 Boston Water and Sewer Commission,
   General Revenue Bonds, 1992 Series A
   (Senior Series),
   5.75%, 11-1-2013 ......................   $ 1,575   $  1,596,656
   Total .................................               41,958,756

MICHIGAN - 1.87%
 Michigan Strategic Fund, Limited Obligation
   Refunding Revenue Bonds (The Detroit Edison
   Company Pollution Control Bonds Project),
   Collateralized Series 1991 AA,
   6.95%, 5-1-2011 .......................     8,000      9,070,000
 Michigan State Hospital Finance Authority:
   Hospital Revenue Refunding Bonds
   (McLaren Obligated Group),
   Series 1993A,
   5.375%, 10-15-2013 ....................     2,250      2,109,375
   Hospital Revenue Bonds (Holland Community
   Hospital), Series 1993,
   5.25%, 1-1-2010 .......................     1,200      1,128,000
 The Economic Development Corporation of
   Dickinson County (Michigan), Solid Waste
   Disposal Refunding Revenue Bonds
   (Champion International Corporation Project),
   Series 1989,
   6.55%, 3-1-2007 .......................     3,000      3,138,750
 School District of the City of Detroit,
   Wayne County, Michigan, School Building
   and Site Improvement and Refunding Bonds
   (Unlimited Tax General Obligation),
   Series 1993,
   5.0%, 5-1-2011 ........................     1,885      1,753,050
 Charter County of Wayne, Michigan, Detroit
   Metropolitan Wayne County Airport, Airport
   Revenue Bonds, Subordinate Lien,
   Series 1993B,
   5.25%, 12-1-2013 ......................     1,500      1,402,500
   Total .................................               18,601,675

MINNESOTA - 0.70%
 City of Rochester, Minnesota, Health
   Care Facilities Revenue Bonds (Mayo
   Foundation/Mayo Medical Center),
   Series 1992D, Indexed Inverse
   Floating/Fixed Term Bonds,
   8.11%, 11-15-2009 (D) .................     4,500      4,764,375


                See Notes to Schedule of Investments on page 25.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MINNESOTA (Continued)
 Minnesota Housing Finance Agency, Single
   Family Mortgage Bonds, 1994 Series E,
   5.6%, 7-1-2013 ........................   $ 2,250   $  2,179,687
   Total .................................                6,944,062

MISSISSIPPI - 2.09%
 Lowndes County, Mississippi, Solid Waste
   Disposal and Pollution Control
   Refunding Revenue Bonds (Weyerhaeuser
   Company Project), Series 1992B, Indexed
   Inverse Floating/Fixed Term Bonds,
   8.57%, 4-1-2022 (E) ...................    11,000     12,182,500
 Mississippi Higher Education Assistance
   Corporation, Student Loan Revenue Bonds,
   Subordinate Series 1996-C:
   6.75%, 9-1-2014 .......................     5,500      5,568,750
   6.7%, 9-1-2012 ........................     1,470      1,490,212
 Mississippi Home Corporation, Single Family
   Mortgage Revenue Bonds, Series 1996F (AMT),
   6.0%, 12-1-2027 .......................     1,500      1,614,375
   Total .................................               20,855,837

MISSOURI - 3.47%
 Health Facilities Revenue Bonds
   (Barnes-Jewish, Inc./Christian Health
   Services), Series 1993A:
   6.0%, 5-15-2011 .......................     3,000      3,116,250
   5.25%, 5-15-2014 ......................     2,900      2,776,750
 Missouri Housing Development Commission,
   Single Family Mortgage Revenue Bonds
   (Homeownership Loan Program):
   1995 Series C,
   7.25%, 9-1-2026 .......................     2,985      3,283,500
   1996 Series C,
   7.45%, 9-1-2027 .......................     1,680      1,843,800
 Variable Rate Demand Certificates of
   Participation in Boatmen's St. Louis,
   Grantor Trust # 1, Series 1996A, ,
   3.95%, 6-30-2001 ......................     5,000      5,000,000
 St. Louis Municipal Finance Corporation,
   City Justice Center, Leasehold Revenue
   Improvement Bonds, Series 1996A (City of
   St. Louis, Missouri, Lessee):
   5.7%, 2-15-2009 .......................     2,465      2,474,244
   5.6%, 2-15-2008 .......................     2,390      2,398,963


                See Notes to Schedule of Investments on page 25.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MISSOURI (Continued)
 Health and Educational Facilities Authority
   of the State of Missouri, Health Facilities
   Revenue Bonds (BJC Health System),
   Series 1994A,
   6.75%, 5-15-2012 ......................   $ 4,000   $  4,505,000
 Health and Educational Facilities Authority
   of the State of Missouri, Variable Rate
   Demand Health Facilities Revenue Bonds
   (Bethesda Barclay House), Series 1996A,
   4.189%, 8-15-2026 .....................     4,400      4,400,000
 Missouri Development Finance Board, Industrial
   Development Revenue Bonds, Series 1995
   (J & J Enterprises Leasing, L.C. Project),
   4.089%, 8-1-2010 ......................     3,430      3,430,000
 Missouri Higher Education Loan Authority
   (A Public Instrumentality and Body
   Corporate and Politic of the State of
   Missouri), Student Loan Revenue Bonds,
   Subordinate Series 1994A,
   5.45%, 2-15-2009 ......................     1,500      1,393,125
   Total .................................               34,621,632

MONTANA - 0.12%
 State of Montana, The Board of Regents
   of Higher Education, Montana State
   University, Facilities Improvement and
   Refunding Revenue Bonds, Series D 1996,
   5.25%, 11-15-2013 .....................     1,250      1,204,687

NEBRASKA - 1.47%
 Nebraska Higher Education Loan Program,
   Inc., 1993-2 Series A-6 Junior
   Subordinate Bonds,
   6.4%, 6-1-2013 ........................    14,500     14,681,250

NEVADA - 0.78%
 Washoe County, Nevada, Variable Rate Demand
   Water Facilities, Revenue Bonds (Sierra
   Pacific Power Company Project),
   Series 1987,
   6.65%, 6-1-2017 .......................     5,000      5,275,000
 Nevada Housing Division, Single Family
   Mortgage Bonds:
   1996 Series C Mezzanine Bonds,
   6.6%, 4-1-2014 ........................     1,500      1,518,750
   1996 Series C Subordinate Bonds,
   6.35%, 4-1-2009 .......................     1,000      1,012,500
   Total .................................                7,806,250


                See Notes to Schedule of Investments on page 25.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEW HAMPSHIRE - 0.44%
 The Industrial Development Authority of
   The State of New Hampshire, Pollution
   Control Revenue Bonds (The Connecticut
   Light and Power Company Project),
   Series 1989,
   7.375%, 12-1-2019 .....................   $ 4,000   $  4,355,000

NEW JERSEY - 3.45%
 The Union County Utilities Authority
   (New Jersey), Solid Waste System Revenue
   Bonds, 1991 Series A:
   6.95%, 6-15-2003 ......................     9,000      9,213,750
   7.2%, 6-15-2014 .......................     5,400      5,494,500
   7.15%, 6-15-2009 ......................     4,000      4,080,000
 The Hudson County Improvement Authority,
   Essential Purpose Pooled Governmental
   Loan Program Bonds, Series 1986,
   7.6%, 8-1-2025 ........................     5,170      5,712,850
 Pollution Control Financing Authority
   of Camden County (Camden County, New
   Jersey), Solid Waste Disposal and
   Resource Recovery System Revenue Bonds,
   Series 1991 B,
   7.5%, 12-1-2009 .......................     5,340      5,333,325
 Middlesex County Utilities Authority,
   Sewer Revenue Refunding Bonds, Series
   1992A, Indexed Inverse Floating/Fixed
   Term Bonds,
   7.7%, 8-15-2010 (F) ...................     3,000      3,270,000
 The Essex County Utilities Authority (Essex
   County, New Jersey), Solid Waste System
   Revenue Bonds, Tax-Exempt Series 1996-A,
   5.5%, 4-1-2011 ........................     1,300      1,275,625
   Total .................................               34,380,050


                See Notes to Schedule of Investments on page 25.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEW MEXICO - 2.45%
 New Mexico Educational Assistance
   Foundation, Student Loan Program Bonds:
   First Subordinate 1995 Series A-2:
   5.95%, 11-1-2007 ......................   $ 3,005   $  2,982,463
   5.85%, 11-1-2006 ......................     1,745      1,712,281
   5.5%, 11-1-2003 .......................     1,255      1,308,337
   First Subordinate 1996 Series A-2,
   6.2%, 11-1-2008 .......................     2,210      2,207,238
   Second Subordinate 1996 Series A-3,
   6.75%, 11-1-2008 ......................     2,175      2,172,281
   Second Subordinate 1995 Series A-3,
   6.6%, 11-1-2010 .......................     1,500      1,481,250
 New Mexico Educational Assistance
   Foundation, Student Loan Purchase Bonds:
   Senior 1995 Series IV-A1,
   7.05%, 3-1-2010 .......................     6,485      6,882,206
   First Subordinate 1994 Series II-B (Amt),
   5.75%, 12-1-2008 ......................     1,750      1,719,375
 City of Albuquerque, New Mexico, Governmental
   Purpose Airport Refunding Revenue Bonds,
   Series 1989,
   6.5%, 7-1-2019 ........................     3,950      3,994,082
   Total .................................               24,459,513

NEW YORK - 7.41%
 New York State Environmental Facilities
   Corporation, State Water Pollution
   Control, Revolving Fund Revenue Bonds,
   Series 1994 A (New York City Municipal
   Water Finance Authority Project)
   (Second Resolution Bonds):
   5.75%, 6-15-2012 ......................    10,000     10,300,000
   5.75%, 6-15-2011 ......................     5,000      5,112,500
 The City of New York, General Obligation
   Bonds:
   Fiscal 1996 Series E,
   6.5%, 2-15-2006 .......................     5,000      5,212,500
   Fiscal 1994 Series C Inverse Floater,
   19.46%, 9-30-2003 (G) .................     3,250      4,875,000
   Fiscal 1997 Series A, Fixed Rate
   Tax-Exempt Bonds,
   6.0%, 8-1-2004 ........................     3,000      3,052,500
 New York City Municipal Water Finance
   Authority, Water and Sewer System
   Revenue Bonds, Fiscal 1993 Series A,
   6.0%, 6-15-2010 .......................    12,000     12,450,000


                See Notes to Schedule of Investments on page 25.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEW YORK (Continued)
 New York State Medical Care Facilities
   Finance Agency, Mental Health Services
   Facilities Improvement Revenue Bonds,
   1993 Series F Refunding,
   5.375%, 2-15-2014 .....................   $12,000   $ 11,520,000
 Housing New York Corporation, Senior
   Revenue Refunding Bonds, Series 1993,
   5.0%, 11-1-2013 .......................     6,600      5,931,750
 Dormitory Authority of the State of New York:
   State University Educational
   Facilities, Revenue Bonds,
   Series 1990B,
   7.5%, 5-15-2011 .......................     2,000      2,335,000
   Department of Health of the State of
   New York, Revenue Bonds, Series 1996,
   5.5%, 7-1-2010 ........................     2,000      1,915,000
   Nyack Hospital, Revenue Bonds, Series 1996,
   6.25%, 7-1-2013 .......................     1,000      1,008,750
 Municipal Assistance Corporation for the
   City of New York (A Public Benefit
   Corporation of the State of New York),
   Series E Bonds,
   5.2%, 7-1-2008 ........................     4,000      4,005,000
 New York State Urban Development Corporation,
   Correctional Capital Facilities Revenue Bonds,
   1993A, Refunding Series,
   5.25%, 1-1-2014 .......................     3,000      2,898,750
 New York Local Government Assistance
   Corporation (A Public Benefit Corporation
   of the State of New York),
   Series 1993D Bonds,
   5.375%, 4-1-2014 ......................     2,370      2,278,163
 Rockland County Solid Waste Management
   Authority, General Obligation Bonds,
   Series 1996B-AMT,
   5.625%, 12-15-2014 ....................     1,000        975,000
   Total .................................               73,869,913

NORTH CAROLINA - 2.09%
 North Carolina Eastern Municipal Power
   Agency, Power System Revenue Bonds,
   Refunding Series 1993 B,
   7.0%, 1-1-2008 ........................    19,000     20,828,750


                See Notes to Schedule of Investments on page 25.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
OHIO - 1.59%
 County of Cuyahoga, Ohio, Hospital Revenue
   Bonds, Series 1990 (Meridia Health System),
   7.25%, 8-15-2019 ......................   $ 4,980   $  5,291,250
 1993 Beneficial Interest Certificates
   (Belleville Hydroelectric Project),
   Ohio Municipal Electric Generation
   Agency Joint Venture 5, "OMEGA JV5",
   5.375%, 2-15-2013 .....................     2,750      2,677,813
 State of Ohio, Pollution Control Revenue
   Refunding Bonds, Ohio Water Development
   Authority, 1989 Series A (Ohio Edison
   Company Project),
   7.625%, 7-1-2023 ......................     2,500      2,606,250
 State of Ohio (OPFC), Mental Health Capital
   Facilities Bonds, Series II-1996A,
   4.5%, 12-1-2010 .......................     2,350      2,097,375
 City of Moraine, Ohio, Solid Waste
   Disposal Revenue Bonds (General Motors
   Corporation Project), Series 1994,
   6.75%, 7-1-2014 .......................     1,550      1,712,750
 City of Dayton, Ohio, Special Facilities
   Revenue Refunding Bonds, 1993 Series E
   (Emery Air Freight Corporation and
   Emery Worldwide Airlines, Inc. -
   Guarantors), (Non-AMT),
   6.05%, 10-1-2009 ......................     1,500      1,507,500
   Total .................................               15,892,938

OKLAHOMA - 1.01%
 Oklahoma Housing Finance Agency, Single
   Family Mortgage Revenue Bonds
   (Homeownership Loan Program):
   1995 Series B, Subseries B-2 (AMT),
   7.625%, 9-1-2026 ......................     5,815      6,323,813
   1996 Series A,
   7.05%, 9-1-2026 .......................     1,000      1,081,250
 Trustees of the Tulsa Municipal Airport
   Trust, 1988 Adjustable Rate Revenue
   Obligations, American Airlines,
   7.375%, 12-1-2020 .....................     2,500      2,646,875
   Total .................................               10,051,938


                See Notes to Schedule of Investments on page 25.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
OREGON - 0.98%
 The Port of Portland, Oregon, Portland
   International Airport, Revenue Bonds,
   Series Eleven:
   5.5%, 7-1-2011 ........................   $ 4,285   $  4,220,725
   5.5%, 7-1-2010 ........................     4,140      4,098,600
 State of Oregon, Housing and Community
   Services Department, Mortgage Revenue
   Bonds, Single-Family Mortgage Program,
   1992 Series C,
   5.5%, 7-1-2013 ........................     1,485      1,459,013
   Total .................................                9,778,338

PENNSYLVANIA - 1.30%
 Pennsylvania Turnpike Commission,
   Pennsylvania Turnpike Revenue Bonds,
   Series N of 1991,
   6.5%, 12-1-2013 .......................     5,000      5,256,250
 Washington County Hospital Authority
   (Commonwealth of Pennsylvania), Hospital
   Revenue Bonds, Series of 1993 (The
   Washington Hospital Project),
   5.5%, 7-1-2012 ........................     5,000      4,818,750
 Delaware County Authority, Hospital Revenue
   Bonds, Series of 1992 (Riddle Memorial
   Hospital),
   6.5%, 1-1-2022 ........................     2,800      2,845,500
   Total .................................               12,920,500

PUERTO RICO - 1.54%
 Puerto Rico Public Buildings Authority,
   Public Education and Health Facilities,
   Refunding Bonds, Series M,
   4.8%, 7-1-2016 ........................    12,000     11,085,000
 Puerto Rico Highway and Transportation
   Authority, Highway Revenue Bonds
   Series W,
   4.09%, 7-1-2010 .......................     4,250      4,250,000
   Total .................................               15,335,000


                See Notes to Schedule of Investments on page 25.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
SOUTH CAROLINA - 0.50%
 South Carolina State Education Assistance
   Authority, Guaranteed Student Loan
   Revenue and Refunding Bonds:
   1993 Series,
   5.55%, 9-1-2008 .......................   $ 3,000   $  2,947,500
   1995 Series, Series C Subordinate Lien
   Refunding Bonds,
   6.0%, 9-1-2008 ........................     2,000      2,030,000
   Total .................................                4,977,500

TENNESSEE - 0.75%
 Tennessee Housing Development Agency,
   Homeownership Program Bonds, Issue T,
   7.375%, 7-1-2023 ......................     4,665      4,863,263
 Volunteer State Student Funding Corporation,
   Educational Loan Revenue Bonds,
   Junior Subordinate Series 1993C Bonds,
   5.85%, 12-1-2008 ......................     2,700      2,632,500
   Total .................................                7,495,763

TEXAS - 8.14%
 Alliance Airport Authority, Inc.,
   Special Facilities Revenue Bonds:
   Series 1990 (American Airlines, Inc.
   Project),
   7.5%, 12-1-2029 .......................    15,000     15,956,250
   Series 1991 (American Airlines, Inc.
   Project),
   7.0%, 12-1-2011 .......................    13,100     14,328,125
 Brazos River Authority (Texas),
   Collateralized Pollution Control Revenue
   Bonds (Texas Utilities Electric Company
   Project), Series 1991A,
   7.875%, 3-1-2021 ......................    11,855     13,040,500
 City of Austin, Texas, Combined Utility
   Systems Revenue Refunding Bonds,
   Series 1996 A,
   5.125%, 5-15-2011 .....................     7,330      6,908,525
 Gulf Coast Waste Disposal Authority,
   Multi-Modal Interchangeable Rate Revenue
   Bonds (Champion International Corporation
   Project), Series 1992A,
   6.875%, 12-1-2028 .....................     6,000      6,172,500


                See Notes to Schedule of Investments on page 25.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
TEXAS (Continued)
 Lubbock Health Facilities Development
   Corporation, Hospital Revenue Bonds
   (Methodist Hospital, Lubbock, Texas
   Project),
   6.75%, 12-1-2010 ......................   $ 5,000   $  5,543,750
 Texas Department of Housing and Community
   Affairs, Single Family Mortgage Revenue
   Bonds, 1996 Series B (Non-AMT) Teams
   Structure, MBIA Insured,
   6.0%, 3-1-2017 ........................     5,000      5,012,500
 Dallas-Fort Worth International Airport,
   Facility Improvement Corporation, American
   Airlines, Inc. Revenue Bonds, Series 1990,
   7.5%, 11-1-2025 .......................     4,700      5,011,375
 Harris County Health Facilities Development
   Corporation, Hospital Revenue Bonds
   (Memorial Hospital System Project),
   Series 1989,
   6.5%, 6-1-2019 ........................     4,500      4,713,750
 Sabine River Authority of Texas,
   Collateralized Pollution Control Revenue
   Bonds (Texas Utilities Electric Company
   Project), Series 1990,
   8.25%, 10-1-2020 ......................     4,000      4,440,000
   Total .................................               81,127,275

UTAH - 1.06%
 Intermountain Power Agency, Power Supply
   Revenue Refunding Bonds, 1997 Series B,
   5.75%, 7-1-2016 .......................    10,000      9,675,000
 Utah Housing Finance Agency, Single Family
   Mortgage Senior Bonds, 1993 Issue B
   (Federally Insured or Guaranteed Mortgage
   Loans),
   5.7%, 7-1-2013 ........................       945        928,463
   Total .................................               10,603,463

VIRGINIA - 0.56%
 City of Richmond, Virginia, General Obligation
   Public Improvement Refunding Bonds,
   Series 1991B,
   6.25%, 1-15-2018 ......................     2,665      2,774,931
 City of Chesapeake, Virginia, Water
   and Sewer System Revenue Refunding
   Bonds, Series of 1994,
   5.1%, 5-1-2014 ........................     2,000      1,840,000


                See Notes to Schedule of Investments on page 25.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
VIRGINIA (Continued)
 Southeastern Public Service Authority of
   Virginia, Senior Revenue Refunding Bonds,
   Series 1993A (Regional Solid Waste System),
   5.125%, 7-1-2013.......................   $ 1,000   $    937,500
   Total .................................                5,552,431

WASHINGTON - 5.72%
 Washington Public Power Supply System:
   Nuclear Project No. 1, Refunding Revenue Bonds:
   PARS Series 1993A,
   5.75%, 7-1-2011 .......................    15,000     14,887,500
   Series 1989B,
   7.125%, 7-1-2016 ......................     8,200      9,337,750
   Nuclear Project No. 3, Refunding Revenue Bonds,
   Series 1989B,
   7.125%, 7-1-2016 ......................    20,750     23,629,063
 State of Washington, Various Purpose General
   Obligation Bonds, Series 1990A,
   6.75%, 2-1-2015 .......................     4,995      5,675,569
 Public Utility District No. 1 of Douglas
   County, Washington, Wells Hydroelectric
   Revenue Bonds, Series of 1965,
   3.7%, 9-1-2018 ........................     4,200      3,533,250
   Total .................................               57,063,132

WEST VIRGINIA - 0.22%
 Mason County, West Virginia, Pollution
   Control Revenue Bonds (Appalachian Power
   Company Project), Series G,
   7.4%, 1-1-2014 ........................     2,000      2,162,500

TOTAL MUNICIPAL BONDS - 95.17%                         $948,827,782
 (Cost: $914,583,767)

TOTAL SHORT-TERM SECURITIES - 4.66%                    $ 46,410,335
 (Cost: $46,410,335)

TOTAL INVESTMENT SECURITIES - 99.83%                   $995,238,117
 (Cost: $960,994,102)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.17%         1,700,545

NET ASSETS - 100.00%                                   $996,938,662


                See Notes to Schedule of Investments on page 25.

UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1996


Notes to Schedule of Investments
(A) Coupon resets semi-annually to 12% - ((SAVRS rate + 28 basis points)*365/360). Minimum coupon rate is 0%.

(B) Coupon resets weekly to 11.95% - Kenny S&P Index. Minimum coupon rate is 0%. On February 15, 1999, rate becomes fixed at 6.65%.

(C) Coupon resets weekly to 10.62% - Kenny S&P Index. Minimum coupon rate is 0%. On April 1, 1998, rate becomes fixed at 6.25%.

(D) Coupon resets weekly to 11.37% - PSA Municipal Swap Index. Minimum coupon rate is 0%. On November 15, 2000, rate becomes fixed at 6.15%.

(E) Coupon resets weekly to 11.95% - Kenny S&P Index. Minimum coupon rate is 0%. On April 1, 1999, rate becomes fixed at 6.70%.

(F) Coupon resets weekly to 10.90% - Bankers Trust Company TENR Index. Minimum coupon rate is 0%. On August 15, 1997, rate becomes fixed at 6.25%.

(G) Coupon resets every 35 days based on an auction rate. Minimum coupon rate is 0%. Bond may be linked at the option of the holder at which time the rate is fixed at 5.50%.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED MUNICIPAL BOND FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1996

Assets
 Investment securities--at value
   (Notes 1 and 3) ............................... $  995,238,117
 Cash  ...........................................         71,739
 Receivables:
   Investment securities sold ....................     17,298,190
   Interest ......................................     16,174,952
   Fund shares sold ..............................        753,022
 Prepaid insurance premium  ......................         30,640
                                                   --------------
    Total assets  ................................  1,029,566,660
                                                   --------------
Liabilities
 Payable for investment securities purchased  ....     29,500,716
 Payable for Fund shares redeemed  ...............      2,709,600
 Accrued service fee  ............................        264,300
 Accrued transfer agency and dividend disbursing           56,050
 Accrued accounting services fee  ................          7,083
 Other  ..........................................         90,249
                                                   --------------
    Total liabilities  ...........................     32,627,998
                                                   --------------
      Total net assets ........................... $  996,938,662
                                                   ==============
Net Assets
 $1.00 par value capital stock, authorized --
   600,000,000; shares outstanding --136,116,397
   Capital stock ................................. $  136,116,397
   Additional paid-in capital ....................    809,535,199
 Accumulated undistributed income:
   Accumulated undistributed net investment
    income  ......................................        804,983
   Accumulated undistributed net realized gain on
    investment transactions  .....................     16,238,068
   Net unrealized appreciation in value of
    investments at end of period  ................     34,244,015
                                                   --------------
    Net assets applicable to outstanding units
      of capital ................................. $  996,938,662
                                                   ==============
Net asset value per share (net assets divided by
 shares outstanding)  ............................          $7.32
                                                            =====


                       See notes to financial statements.

UNITED MUNICIPAL BOND FUND, INC.
STATEMENT OF OPERATIONS
For the Fiscal Year Ended SEPTEMBER 30, 1996

Investment Income
 Interest  .........................................  $58,637,123
                                                      -----------
 Expenses (Note 2):
   Investment management fee .......................    4,344,734
   Service fee .....................................    1,279,529
   Transfer agency and dividend disbursing .........      693,674
   Accounting services fee .........................       90,000
   Custodian fees ..................................       50,880
   Audit fees ......................................       36,648
   Legal fees ......................................       24,021
   Other ...........................................      254,196
                                                      -----------
    Total expenses  ................................    6,773,682
                                                      -----------
      Net investment income ........................   51,863,441
                                                      -----------
Realized and Unrealized Gain (Loss) on Investments
 Realized net gain on securities  ..................   27,157,997
 Realized net gain on futures contracts closed  ....      492,688
 Realized net gain on put options purchased  .......      635,082
                                                      -----------
   Net realized gain on investments ................   28,285,767
 Net unrealized depreciation in value of
   investments during the period ...................  (10,296,280)
                                                      -----------
    Net gain on investments  .......................   17,989,487
                                                      -----------
      Net increase in net assets resulting
        from operations ............................  $69,852,928
                                                      ===========


                       See notes to financial statements.

UNITED MUNICIPAL BOND FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                           For the fiscal year
                                            ended September 30,
                                      -----------------------------
                                             1996        1995
                                      --------------   ------------
Increase in Net Assets
 Operations:
   Net investment income..............   $51,863,441      $ 52,049,896
   Realized net gain (loss) on
    investments  .....................    28,285,767        (4,681,498)
   Unrealized appreciation
    (depreciation)  ..................   (10,296,280)       55,263,393
                                        ------------     -------------
    Net increase in net assets
      resulting from operations ......    69,852,928       102,631,791
                                        ------------     -------------
 Dividends to shareholders:*
   From net investment income ........   (52,041,101)      (52,122,952)
   From realized gains on securities
    transactions  ....................    (6,890,412)               ---
   In excess of realized gains on securities
    transactions  ....................           ---        (5,125,035)
                                        ------------     -------------
                                         (58,931,513)      (57,247,987)
                                        ------------     -------------
 Capital share transactions:
   Proceeds from sale of shares
    (69,215,523 and 16,748,709
    shares, respectively)  ...........   507,068,546       118,813,088
   Proceeds from reinvestment of
    dividends and/or capital gains
    distribution (6,577,962 and
    6,061,556 shares, respectively)  .    48,186,696        42,256,392
   Payments for shares redeemed
    (74,246,333 and 25,912,586
    shares, respectively)  ...........  (544,346,793)     (182,296,814)
                                        ------------     -------------
    Net increase (decrease) in net
      assets resulting from capital
      share transactions .............    10,908,449       (21,227,334)
                                        ------------     -------------
      Total increase .................    21,829,864        24,156,470
Net Assets
 Beginning of period  ................   975,108,798       950,952,328
                                        ------------     -------------
 End of period, including
   undistributed net investment
   income of $804,983 and
   $982,643, respectively ............  $996,938,662      $975,108,798
                                        ============     =============

                    *See "Financial Highlights" on page 29.
                       See notes to financial statements.

UNITED MUNICIPAL BOND FUND, INC.
FINANCIAL HIGHLIGHTS
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                  For the fiscal year ended
                                         September 30,
                             ------------------------------------
                               1996   1995    1994   1993    1992
                             ------ ------  ------ ------  ------
Net asset value,
 beginning of period          $7.25  $6.91   $7.83  $7.40   $7.18
                              -----  -----   -----  -----   -----
Income from investment
 operations:
 Net investment
   income...........            .39    .39     .38    .41     .43
 Net realized and
   unrealized gain
   (loss) on
   investments......            .12    .38   (0.67)   .65     .35
                              -----  -----   -----  -----   -----
Total from investment
 operations ........            .51    .77   (0.29)  1.06     .78
                              -----  -----   -----  -----   -----
Less distributions:
 Dividends from net
   investment
   income...........          (0.39) (0.39)  (0.38) (0.40)  (0.43)
 Distribution from
   capital gains....          (0.05) (0.00)  (0.25) (0.23)  (0.13)
 Distribution in excess
   of capital gains.          (0.00) (0.04)  (0.00) (0.00)  (0.00)
                              -----  -----   -----  -----   -----
Total distributions.          (0.44) (0.43)  (0.63) (0.63)  (0.56)
                              -----  -----   -----  -----   -----
Net asset value,
 end of period .....          $7.32  $7.25   $6.91  $7.83   $7.40
                              =====  =====   =====  =====   =====
Total return*.......           7.16% 11.51%  -3.91% 15.15%  11.41%
Net assets, end of
 period (000
 omitted)  .........       $996,939$975,109$950,952$1,055,434$890,004
Ratio of expenses to
 average net assets            0.68%  0.65%   0.64%  0.56%   0.57%
Ratio of net investment
 income to average
 net assets ........           5.23%  5.51%   5.17%  5.38%   5.92%
Portfolio
 turnover rate .....          74.97% 70.67%  62.61% 94.51% 125.44%

  *Total return calculated without taking into account the sales load deducted on an initial purchase.

                       See notes to financial statements.

UNITED MUNICIPAL BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1996

NOTE 1 -- Significant Accounting Policies

     United Municipal Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide income not subject to Federal income taxation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Municipal bonds and the taxable obligations in the Fund's investment portfolio are not listed or traded on any securities exchange. Therefore, municipal bonds are valued using a pricing system provided by a pricing service or dealer in bonds. Short-term debt securities, whether taxable or nontaxable, are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined by the Internal Revenue Code) and premiums on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. In addition, the Fund intends to meet requirements of the Internal Revenue Code which will permit it to pay dividends from net investment income, substantially all of which will be exempt from Federal income tax. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, net operating losses and expiring capital loss carryforwards.

E.   Futures -- See Note 5 -- Futures.

F.   Options -- See Note 6 -- Options.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .03% of net assets and (ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds (approximately $14.7 billion of combined net assets at September 30, 1996) at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and .36% of that amount over $12 billion. The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly-owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly-owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 10,000
           From $   25 to $   50          $ 20,000
           From $   50 to $  100          $ 30,000
           From $  100 to $  200          $ 40,000
           From $  200 to $  350          $ 50,000
           From $  350 to $  550          $ 60,000
           From $  550 to $  750          $ 70,000
           From $  750 to $1,000          $ 85,000
                $1,000 and Over           $100,000

     The Fund also pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month ($1.0208 per account prior to April 1, 1996), plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received direct and indirect gross sales commissions (which are not an expense of the Fund) of $1,203,218, out of which W&R paid sales commissions of $679,518 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Service Plan adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a fee to W&R in an amount not to exceed .25% of the Fund's average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     The Fund paid Directors' fees of $38,644.

     W&R is an indirect subsidiary of Torchmark Corporation, a holding company, and United Investors Management Company, a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Purchases of investment securities, other than U.S. Government and short-term securities, aggregated $731,444,908 while proceeds from maturities and sales aggregated $768,866,286. Purchases of short-term securities aggregated $1,099,803,029 while proceeds from maturities and sales aggregated $1,062,507,910. No U.S. Government securities were bought or sold during the period ended September 30, 1996.

     For Federal income tax purposes, cost of investments owned at September 30, 1996 was $965,397,491, resulting in net unrealized appreciation of $29,840,626, of which $32,769,927 related to appreciated securities and $2,929,301 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized capital gain net income of $20,584,544 during its fiscal year ended September 30, 1996, which included losses of $6,444,652 deferred from the year ended September 30, 1995 (see discussion below). A portion of the realized capital gain was paid to shareholders during the period ended September 30, 1996. Remaining net capital gains will be distributed to the Fund's shareholders.

     Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses incurred between each November 1 and the end of its next fiscal year ("post-October losses"). From November 1, 1994 through September 30, 1995, the Fund incurred net long-term capital losses of $6,444,652, which have been deferred to the fiscal year ended September 30, 1996.

NOTE 5 -- Futures

     The Fund may engage in buying and selling interest rate futures contracts, but only Debt Futures and Municipal Bond Index Futures. Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount of cash or U.S. Treasury Bills equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments ("variation margins") are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Fund as unrealized gains or losses. Upon the closing of the contracts, the cumulative net change in the variation margin is recorded as realized gain or loss. The Fund uses futures to attempt to reduce the overall risk of its investments.

NOTE 6 -- Options

     Options purchased by the Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put. The Fund uses options to attempt to reduce the overall risk of its investments.

NOTE 7 -- Multiclass Operations

     On January 21, 1996, the Fund was authorized to offer investors a choice of two classes of shares, Class A and Class Y, each of which has equal rights as to assets and voting privileges. Class A shares represent existing shareholders; Class Y shares are offered through a separate Prospectus to certain institutional investors. Class Y shares are not subject to a sales charge on purchases; they are not subject to a Rule 12b-1 Service Plan and have a separate transfer agency and dividend disbursement services fee structure. As of September 30, 1996, the Fund had not commenced multiclass operations.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of United Municipal Bond Fund, Inc.


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of United Municipal Bond Fund, Inc. (the "Fund") at September 30, 1996, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.



Price Waterhouse LLP
Kansas City, Missouri
November 8, 1996

INCOME TAX INFORMATION

The amounts of the dividends and long-term capital gains shown in the table below, multiplied by the number of shares owned by you on the record dates, will give you the total amounts to be reported in your Federal income tax return for the years in which they were received or reinvested.

Exempt Interest Dividends - The per-share amounts shown as Exempt Interest represent the distribution of state and municipal bond interest and are exempt from Federal income tax.

                         PER-SHARE AMOUNTS REPORTABLE AS:
     -------------------------------------------------------------
                        For Individuals         For Corporations
           ------------------------------- -----------------------------
Record      Ordinary    ExemptLong-Term     Non- ExemptLong-Term
 Date Total   Income  InterestCapital GainQualifyingInterestCapital Gain
-------------------------------------------------------------------------
10-13-95$0.032$0.0010  $0.0310     $---  $0.0010$0.0310     $---
11-17-95  .032  .0010    .0310      ---    .0010  .0310      ---
12-15-95  .086  .0531    .0329      ---    .0531  .0329      ---
01-12-96  .032  .0013    .0307      ---    .0013  .0307      ---
02-16-96  .032  .0013    .0307      ---    .0013  .0307      ---
03-15-96  .032  .0013    .0307      ---    .0013  .0307      ---
04-12-96  .032  .0013    .0307      ---    .0013  .0307      ---
05-17-96  .032  .0013    .0307      ---    .0013  .0307      ---
06-14-96  .032  .0013    .0307      ---    .0013  .0307      ---
07-12-96  .032  .0013    .0307      ---    .0013  .0307      ---
08-16-96  .032  .0013    .0307      ---    .0013  .0307      ---
09-13-96  .032  .0013    .0307      ---    .0013  .0307      ---
       -----------------------    ----- ----------------   -----
Total   $0.438$0.0668  $0.3712     $---  $0.0668$0.3712     $---
       =======================    ===== ================   =====


NON-QUALIFYING DIVIDENDS -- The non-qualifying portion of distributions represents the taxable portion of dividends paid and does not qualify for the dividends received deduction for corporations.

The tax status of dividends paid will be reported to you on Form 1099-DIV after the close of the applicable calendar year.

Income from the Fund may be subject to the alternative minimum tax. Shareholders are advised to consult with their tax adviser concerning the tax treatment of dividends and distributions from the Fund.

DIRECTORS
Ronald K. Richey, Birmingham, Alabama, Chairman of the Board
Henry L. Bellmon, Red Rock, Oklahoma
Dodds I. Buchanan, Boulder, Colorado
Jay B. Dillingham, Kansas City, Missouri
Linda Graves, Topeka, Kansas
John F. Hayes, Hutchinson, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Doyle Patterson, Kansas City, Missouri
William L. Rogers, Los Angeles, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Keith A. Tucker, Overland Park, Kansas
Frederick Vogel, III Milwaukee, Wisconsin
Paul S. Wise, Carefree, Arizona


OFFICERS
Keith A. Tucker, President
Robert L. Hechler, Vice President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Sharon K. Pappas, Vice President and Secretary
Carl E. Sturgeon, Vice President




This report is submitted for the general information of the shareholders of United Municipal Bond Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United Municipal Bond Fund, Inc. current prospectus.

The United Group of Mutual Funds

United Cash Management, Inc.
United Government Securities Fund, Inc.
United Bond Fund
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Continental Income Fund, Inc.
United Retirement Shares, Inc.
United Asset Strategy Fund, Inc.
United Income Fund
United Accumulative Fund
United Vanguard Fund, Inc.
United New Concepts Fund, Inc.
United Science and Technology Fund
United International Growth Fund, Inc.
United Gold & Government Fund, Inc.



















FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (913) 236-1303

Our INTERNET address is:
  http://www.waddell.com

NUR1008A(9-96)

printed on recycled paper